OLD MUTUAL ADVISOR FUNDS

Old Mutual Asset Allocation Conservative Portfolio

Old Mutual Asset Allocation Balanced Portfolio

Old Mutual Asset Allocation Moderate Growth Portfolio

Old Mutual Asset Allocation Growth Portfolio

Supplement dated May 9, 2006

to the Class A and Class C Prospectus dated November 28, 2005

(as previously supplemented on March 2, 2006 and January 3, 2006)

This Supplement updates certain information contained in the currently effective Class and Class C Prospectus of Old Mutual Asset Allocation Conservative Portfolio, Old Mutual Asset Allocation Balanced Portfolio, Old Mutual Asset Allocation Moderate Growth Portfolio, and Old Mutual Asset Allocation Growth Portfolio (collectively, the “Portfolios”), dated November 28, 2005, as supplemented on March 2, 2006 and January 3, 2006. The Portfolios are series funds of Old Mutual Advisor Funds. You should retain your Prospectus and all supplements for future reference. You may obtain an additional copy of the Prospectus or supplement, free of charge, by calling 1-888-744-5050 or via the Internet at www.oldmutualcapital.com.

PERFORMANCE INFORMATION – CONSERVATIVE PORTFOLIO

The section of the Prospectus entitled “Fund Summaries – Old Mutual Asset Allocation Conservative Portfolio – Performance Information” is amended on pages 4 and 5 by replacing the section in its entirety with the following:

PERFORMANCE INFORMATION

This table illustrates the variability of the Fund’s returns by giving some indication of the risks of an investment in the Fund by comparing the performance of the Fund’s Class A and Class C shares, including applicable maximum sales charges, as of September 30, 2005 with broad measures of market performance and the returns of an index of funds with similar investment objectives.

We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares and after-tax returns for Class C shares will vary.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Total Returns for the 12 Months ended September 30, 2005

Class A	One Year
Return Before Taxes (1)	1.17%
Return After Taxes on Distributions	0.71%
Return After Taxes on Distributions and Sale of Fund Shares	0.77%
Class C
Return Before Taxes	5.58%
Lehman Aggregate Bond Index (2)	2.80%
Standard & Poor’s SuperComposite 1500 (S&P 1500) Index (2)	13.41%
Standard & Poor’s 500 (S&P 500) Index (2)	12.25%

(1)	The Fund’s Class A year-to-date return as of September 30, 2005 was -2.42%.
(2)

The return information for these indices accounts for both change in security price and reinvestment of dividends, does not reflect the impact of taxes, and does not reflect the costs of managing a mutual fund.

The unmanaged Lehman Brothers (LB) U.S. Aggregate Bond Index is a widely recognized measure of the aggregate bond market. The unmanaged index is market value-weighted inclusive of accrued interest.

The unmanaged Standard & Poor’s SuperComposite 1500 (S&P 1500) Index is a broad-based capitalization-weighted index comprising 1,500 stocks of large-cap, mid-cap, and small-cap U.S. companies.

The unmanaged Standard & Poor’s 500 (S&P 500) Index is a market value-weighted index of large-cap common stocks considered representative of the broad market.

PERFORMANCE INFORMATION – BALANCED PORTFOLIO

The section of the Prospectus entitled “Fund Summaries – Old Mutual Asset Allocation Balanced Portfolio – Performance Information” is amended on page 10 by replacing the section in its entirety with the following:

PERFORMANCE INFORMATION

This table illustrates the variability of the Fund’s returns by giving some indication of the risks of an investment in the Fund by comparing the performance of the Fund’s Class A and Class C shares, including applicable maximum sales charges, as of September 30, 2005 with broad measures of market performance and the returns of an index of funds with similar investment objectives.

We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares and after-tax returns for Class C shares will vary.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Total Returns for the 12 Months ended September 30, 2005

Class A	One Year
Return Before Taxes (1)	6.19%
Return After Taxes on Distributions	5.92%
Return After Taxes on Distributions and Sale of Fund Shares	4.03%
Class C
Return Before Taxes	10.98%
Lehman Aggregate Bond Index (2)	2.80%
Standard & Poor’s SuperComposite 1500 (S&P 1500) Index (2)	13.41%
Standard & Poor’s 500 (S&P 500) Index (2)	12.25%

(1)	The Fund’s Class A year-to-date return as of September 30, 2005 was -0.47%.
(2)

The return information for these indices accounts for both change in security price and reinvestment of dividends, does not reflect the impact of taxes, and does not reflect the costs of managing a mutual fund.

The unmanaged Lehman Brothers (LB) U.S. Aggregate Bond Index is a widely recognized measure of the aggregate bond market. The unmanaged index is market value-weighted inclusive of accrued interest.

The unmanaged Standard & Poor’s SuperComposite 1500 (S&P 1500) Index is a broad-based capitalization-weighted index comprising 1,500 stocks of large-cap, mid-cap, and small-cap U.S. companies.

The unmanaged Standard & Poor’s 500 (S&P 500) Index is a market value-weighted index of large-cap common stocks considered representative of the broad market.

PERFORMANCE INFORMATION – MODERATE GROWTH PORTFOLIO

The section of the Prospectus entitled “Fund Summaries – Old Mutual Asset Allocation Moderate Growth Portfolio – Performance Information” is amended on page 16 by replacing the section in its entirety with the following:

PERFORMANCE INFORMATION

This table illustrates the variability of the Fund’s returns by giving some indication of the risks of an investment in the Fund by comparing the performance of the Fund’s Class A and Class C shares, including applicable maximum sales charges, as of September 30, 2005 with broad measures of market performance and the returns of an index of funds with similar investment objectives.

We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares and after-tax returns for Class C shares will vary.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Total Returns for the 12 Months ended September 30, 2005

Class A	One Year
Return Before Taxes (1)	8.78%
Return After Taxes on Distributions	8.77%
Return After Taxes on Distributions and Sale of Fund Shares	5.73%
Class C
Return Before Taxes	13.64%
Lehman Aggregate Bond Index (2)	2.80%
Standard & Poor’s SuperComposite 1500 (S&P 1500) Index (2)	13.41%
Standard & Poor’s 500 (S&P 500) Index (2)	12.25%

(1)	The Fund’s Class A year-to-date return as of September 30, 2005 was 0.26%.
(2)

The return information for these indices accounts for both change in security price and revinvestment of dividends, does not reflect the impact of taxes, and does not reflect the costs of managing a mutual fund.

The unmanaged Lehman Brothers (LB) U.S. Aggregate Bond Index is a widely recognized measure of the aggregate bond market. The unmanaged index is market value-weighted inclusive of accrued interest.

The unmanaged Standard & Poor’s SuperComposite 1500 (S&P 1500) Index is a broad-based capitalization-weighted index comprising 1,500 stocks of large-cap, mid-cap, and small-cap U.S. companies.

The unmanaged Standard & Poor’s 500 (S&P 500) Index is a market value-weighted index of large-cap common stocks considered representative of the broad market.

PERFORMANCE INFORMATION – GROWTH PORTFOLIO

The section of the Prospectus entitled “Fund Summaries – Old Mutual Asset Allocation Growth Portfolio – Performance Information” is amended on page 22 by replacing the section in its entirety with the following:

PERFORMANCE INFORMATION

This table illustrates the variability of the Fund’s returns by giving some indication of the risks of an investment in the Fund by comparing the performance of the Fund’s Class A and Class C shares, including applicable maximum sales charges, as of September 30, 2005 with a broad measure of market performance and the returns of an index of funds with similar investment objectives.

We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares and after-tax returns for Class C shares will vary.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Total Returns for the 12 Months ended September 30, 2005

Class A	One Year
Return Before Taxes (1)	13.21%
Return After Taxes on Distributions	13.19%
Return After Taxes on Distributions and Sale of Fund Shares	8.60%
Class C
Return Before Taxes	18.15%
Standard & Poor’s SuperComposite 1500 (S&P 1500) Index (2)	13.41%
Standard & Poor’s 500 (S&P 500) Index (2)	12.25%

(1)	The Fund’s Class A year-to-date return as of September 30, 2005 was 1.95%.

(2)

The return information for these indices accounts for both change in security price and reinvestment of dividends, does not reflect the impact of taxes, and does not reflect the costs of managing a mutual fund.

The unmanaged Standard & Poor’s SuperComposite 1500 (S&P 1500) Index is a broad-based capitalization-weighted index comprising 1,500 stocks of large-cap, mid-cap, and small-cap U.S. companies.

The unmanaged Standard & Poor’s 500 (S&P 500) Index is a market value-weighted index of large-cap common stocks considered representative of the broad market.

D-06-261 05/2006